OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets

(in thousands of $)	June 30, 2024	December 31, 2023
Mark-to-market asset on interest rate swaps (Note 7)	14,164	5,978
Operating lease right-of-use-assets (1)	3,393	3,918
Investment (2)	1,580	884
Others	13	13
Other non-current assets	19,150	10,793

(1) Operating lease right-of-use-assets mainly comprise of our office leases in Norway, Croatia and Malaysia.
(2) Includes investments at cost in Armada Technologies Limited ("Armada") of $1.6 million as of June 30, 2024 (December 31, 2023: $0.9 million). Armada is a UK-based technology company that has developed a largely passive “air lubrication system” to significantly improve fuel consumption in vessels.